SEGMENT INFORMATION - Segment Revenue and Assets by Geography (Details) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of geographical areas [line items]
Number of operating segments | segment		1
Revenue		€ 11,518	€ 11,062	€ 9,133
Non-current assets other than financial instruments and deferred tax assets		15,186	14,822
Spain/Portugal/Andorra
Disclosure of geographical areas [line items]
Revenue		2,670	2,706	1,721
Non-current assets other than financial instruments and deferred tax assets		6,873	6,561
Germany
Disclosure of geographical areas [line items]
Revenue		2,335	2,218	1,335
Non-current assets other than financial instruments and deferred tax assets		3,160	3,176
Great Britain
Disclosure of geographical areas [line items]
Revenue		2,280	2,026	2,076
Non-current assets other than financial instruments and deferred tax assets		2,441	2,395
France/Monaco
Disclosure of geographical areas [line items]
Revenue		1,775	1,803	1,791
Non-current assets other than financial instruments and deferred tax assets		890	876
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue		983	919	909
Non-current assets other than financial instruments and deferred tax assets		637	612
Netherlands
Disclosure of geographical areas [line items]
Revenue		580	526	505
Non-current assets other than financial instruments and deferred tax assets		440	429
Sweden
Disclosure of geographical areas [line items]
Revenue		365	353	350
Non-current assets other than financial instruments and deferred tax assets		404	421
Norway
Disclosure of geographical areas [line items]
Revenue		439	416	€ 408
Non-current assets other than financial instruments and deferred tax assets		259	267
Iceland
Disclosure of geographical areas [line items]
Revenue	€ 38	91	95
Non-current assets other than financial instruments and deferred tax assets		37	41
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets		€ 45	€ 44